3. Investment Securities Available-For-Sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 84,191	$ 56,582
Gross Unrealized Gains	587	271
Gross Unrealized Losses	443	1,535
Total AFS Securities	84,335	55,318
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	5,244	29,170
Less Than 12 months, Unrealized Losses	19	935
12 Months or More, Fair value	20,315	8,267
12 Months or More, Unrealized Losses	424	600
Fair Value	25,559	37,437
Unrealized Losses	443	1,535
Fiscal Year Maturity - Amortized Cost [Abstract]
Amortized cost - due in one year or less
Amortized cost - due after one year through five years	1,529
Amortized cost - due after five years through ten years	2,088
Amortized cost - due after ten years	19,098
Amortized cost - sub-total	22,715
Mortgage-backed securities	61,476
Amortized cost - grand total	84,191
Fiscal Year Maturity - Fair Value [Abstract]
Fair value - due in one year or less
Fair value - due after one year through five years	1,554
Fair value - due after five years through ten years	2,119
Fair value - after ten years	18,939
Fair value - sub total	22,612
Mortgage-backed securities	61,723
Fair value - grand total	84,335
Gross realized gains and losses on investment securities available for sale
Realized gains from sales and calls of securities	1	575
Realized losses		(1,333)
Net gains (losses)	1	(758)
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,546	9,795
Gross Unrealized Gains	163	51
Gross Unrealized Losses	8	309
Total AFS Securities	9,701	9,537
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value		4,812
Less Than 12 months, Unrealized Losses		144
12 Months or More, Fair value	1,002	849
12 Months or More, Unrealized Losses	8	165
Fair Value	1,002	5,661
Unrealized Losses	8	309
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	61,476	30,984
Gross Unrealized Gains	395	190
Gross Unrealized Losses	148	434
Total AFS Securities	61,723	30,740
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	5,244	16,586
Less Than 12 months, Unrealized Losses	19	308
12 Months or More, Fair value	7,586	1,733
12 Months or More, Unrealized Losses	129	126
Fair Value	12,830	18,319
Unrealized Losses	148	434
Single Issue Trust Preferred [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	500	907
Gross Unrealized Gains
Gross Unrealized Losses	12	24
Total AFS Securities	488	883
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value
Less Than 12 months, Unrealized Losses
12 Months or More, Fair value	488	883
12 Months or More, Unrealized Losses	12	24
Fair Value	488	883
Unrealized Losses	12	24
SBA Pools [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,669	14,396
Gross Unrealized Gains	29	30
Gross Unrealized Losses	275	767
Total AFS Securities	12,423	13,659
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value		7,273
Less Than 12 months, Unrealized Losses		482
12 Months or More, Fair value	11,239	4,802
12 Months or More, Unrealized Losses	275	285
Fair Value	11,239	12,075
Unrealized Losses	275	767
Pooled Trust Preferred Securities [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value
Less Than 12 months, Unrealized Losses
12 Months or More, Fair value
12 Months or More, Unrealized Losses
Fair Value
Unrealized Losses
SLMA [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		500
Gross Unrealized Gains
Gross Unrealized Losses		1
Total AFS Securities		499
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value		499
Less Than 12 months, Unrealized Losses		1
12 Months or More, Fair value
12 Months or More, Unrealized Losses
Fair Value		499
Unrealized Losses		$ 1